Note 26. Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Sep. 18, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Subsequent Event [Line Items]
Equity Offering Shares	34,500,000
Proceeds from Issuance or Sale of Equity	$ 239.6
Business Combination, Contingent Consideration, Liability		$ (42.7)	$ (35.2)	$ (24.9)	$ (90.8)
First Wind Acquisition [Member]
Subsequent Event [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred		361.0
Business Combination, Consideration Transferred, Other		510.0
Business Combination, Contingent Consideration, Liability		1,500.0
Contingent Consideration Paid In Cash		1,000.0
Noncash or Part Noncash Acquisition, Value of Assets Acquired		862.0
Business Combination, Consideration Transferred		$ 2,400.0
Semiconductor Materials [Member]
Subsequent Event [Line Items]
Equity Offering Shares		17,250,000
Secondary Equity Offering, Per Share Price		$ 15.19
Solar Energy [Member]
Subsequent Event [Line Items]
Equity Offering Shares		12,951,347
Proceeds from Issuance or Sale of Equity		$ 188.0
Terraform [Member]
Subsequent Event [Line Items]
Equity Offering Shares		13,800,000
Secondary Equity Offering, Per Share Price		$ 29.33
Proceeds from Issuance or Sale of Equity		$ 390.6